1. Operations	12 Months Ended
Dec. 31, 2018
Operations
Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or the "Company") is a mixed-capital company headquartered in São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the São Paulo State Government. The Company is engaged in the provision of basic and environmental sanitation services in the State of São Paulo, as well as it supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may performs these activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2018, the Company operated water and sewage services in 369 municipalities of the State of São Paulo. Most of these municipalities operations are based on 30-year concession, program and services contracts.  The Company has two partial contracts with the municipality of Mogi das Cruzes, however, since most of municipality is serviced by wholesale, it was not included in the 369 municipalities. The municipalities of Guarulhos and Aguaí signed contracts on December of 2018, however their operations will begin only in 2019 (in January and June, respectively). As of December 31, 2018, the Company had 373 contracts.

SABESP is not temporarily operating in the municipalities of Macatuba and Cajobi due to judicial orders. The lawsuits are in progress and the carrying amount of these municipalities’ intangible assets was R$4,345 as of December 31, 2018 (R$4,345 as of December 31, 2017).

As of December 31, 2018, 35 concession agreements (51 as of December 31, 2017) had expired and are being negotiated. From 2019 to 2030, 31 concession agreements will expire. Management believes that concession agreements expired and not yet renewed will result in new contracts, disregarding the risk of discontinuity in the provision of municipal water supply and sewage services. By December 31, 2018, 307 program and services contracts were signed (287 contracts as of December 31, 2017).

As of December 31, 2018, the carrying amount of the underlying assets used in the 35 concessions of the municipalities under negotiation totaled R$4,485,203, accounting for 12.32% of the total of intangible assets, and the related gross revenue for the year ended December 31, 2018 totaled R$1,035,906, accounting for 6.07% of the total of gross revenue.

The Company’s operations are concentrated in the municipality of São Paulo, which represents 51.52% of the gross revenues as of December 31, 2018 (55.38% as of December 31, 2017 and 55.46% as of December 31, 2016) and 46.97% of intangible assets (46.92% on December 31, 2017).

On June 23, 2010, the State of São Paulo, the Municipality of São Paulo, the Company and the regulatory agency “Sanitation and Energy Regulatory Agency – ARSESP” signed an agreement to share the responsibility for water supply and sewage services to the Municipality of São Paulo based on a 30-year concession agreement. This agreement is extendable for another 30 years, pursuant to the law. This agreement sets forth SABESP as the exclusive service provider and designates ARSESP as regulator, establishing prices, controlling and monitoring services. On the same date, the State of São Paulo, the Municipality of São Paulo and SABESP signed the “Public service provision agreement of water supply and sewage services”, a 30-year concession agreement which is extendable for another 30 years. This agreement involves the following activities:

i. protection of the sources of water in collaboration with other agencies of the State and the City;

ii. capture, transport and treatment of water;

iii. collect, transport, treatment and final dispose of sanitary sewage; and

iv. adoption of other actions of basic and environmental sanitation.

The Company operates under an authorization by public deed in some municipalities in the Santos coast region and in the Ribeira Valley, where the Company started to operate after the merger of the companies that formed it. In September 2015, the Company entered into a water supply and sewage public utility services agreement with the municipality of Santos; the gross revenue calculated in the year ended December 31, 2018 totaled R$ 326.276 (R$294,658 as of December 31, 2017 and R$280,689 as of December 31, 2016) and the intangible asset was R$307,566 in the year ended December 31, 2018 (R$310,577 as of December 31, 2017).

Public deeds are valid and governed by the Brazilian Civil Code.

The Company's shares have been listed in the Novo Mercado (New Market) segment of B3 under the ticker symbol SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as American Depositary Receipts (“ADRs”) Level III, under the SBS code, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental and Paulista Geradora de Energia. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting vote in certain issues jointly with associates, indicating the shared control in the management of investees.

As of March 3, 2018, the Jaguari-Atibainha interconnection was inaugurated; this interconnection allow the transfer of an average annual outflow of 5.13 cubic meters per second (m³/s) and a maximum outflow of 8.5 m³/s from the Paraíba do Sul Basin to the Cantareira System. Inaugurated in April 2018, the São Lourenço Production System expand water production and capacity by 6.4 m³/s. With the conclusion of this system the Company has nine large production systems available to supply the São Paulo Metropolitan Region. These two important works aim at expand water security in the São Paulo Metropolitan Region.

Management expects that with improved water security, due to the works carried out, the generation of operating cash and the credit lines available for investment, the Company will have sufficient funds to meet its commitments and not compromise its necessary investments.

The financial statements were approved by Management on April 25, 2019.